Subsequent Events (Details Narrative) - Stanford Financial Group [member] $ in Millions, $ in Billions		3 Months Ended
	Feb. 24, 2023 USD ($)	Jan. 31, 2023 CAD ($)
Legal proceedings provision [member]
Disclosure of non-adjusting events after reporting period [line items]
New provisions, other provisions, pre-tax		$ 1.6
New provisions, other provisions, after-tax		$ 1.2
Stanford Litigation Settlement [member]
Disclosure of non-adjusting events after reporting period [line items]
Litigation settlement amount settled with counter party	$ 1,205